Cash Equivalents	12 Months Ended
Dec. 31, 2020
SoundHound, Inc. [Member]
Cash Equivalents [Line Items]
CASH EQUIVALENTS

3.      CASH EQUIVALENTS

As of December 31, 2020, cash equivalents consisted of the following (in thousands):

	Amortized Cost	Unrealized Loss	Fair Value
Cash equivalents:
Money market mutual funds	$35,856	$(1)	$35,855
Certificates of deposit	230	—	230
Total cash equivalents	$36,086	$(1)	$36,085